                                   SEMI ANNUAL
                                FINANCIAL REPORT



                                  JUNE 30, 1999

                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*

                                Six        Year        Year         Year        Year        Year        Year        Year       Year
                             Months         End         End          End         End         End         End         End        End
                              06/30       12/31       12/31        12/31       12/31       12/31       12/31       12/31      12/31
                               1999        1998        1997         1996        1995        1994        1993        1992       1991

NET ASSET VALUE AT
BEGINNING
OF PERIOD                     28.64      $32.07      $30.87       $30.51      $28.14       $30.0      $29.95      $29.19     $24.62
                              -----      ------      ------       ------      ------       -----      ------      ------     ------

Investment Income              $.32        $.52        $.64         $.73        $.75        $.72        $.62        $.62       $.72

Expenses                        .19         .37         .38          .39         .40         .40         .33         .28        .29
                              -----      ------      ------       ------      ------       -----      ------      ------     ------
Net Investment Income           .13         .15         .26          .34         .35         .32         .29         .34        .43
Net realized & Unrealized
gain (Loss) on investment      3.02       (3.22)       3.16         3.72        5.14       (1.43)        .58        1.10       5.86
                              -----      ------      ------       ------      ------       -----      ------      ------     ------
Total from Investment
operations                     3.15       (3.07)       3.42         4.06        5.49       (1.11)        .87        1.44       6.29
Dividends from net
investment income                --        (.15)       (.26)        (.34)       (.35)       (.32)       (.29)       (.34)      (.43)
Distributions from net
realized gain                    --        (.16)      (1.96)       (3.36)      (2.77)       (.43)       (.53)       (.34)     (1.29)
                              -----      ------      ------       ------      ------       -----      ------      ------     ------
Total Distributions              --        (.31)      (2.22)       (3.70)      (3.12)       (.75)       (.82)       (.68)     (1.72)
Net change in net asset
value                          3.15       (3.53)       1.20          .36        2.37       (1.86)        .05         .76       4.57
Net asset value as of end
of the period                 31.69      $28.54       32.07        30.87       30.51       28.14       30.00       29.95      29.19
                              -----      ------      ------       ------      ------       -----      ------      ------     ------
Total return
(Sales load not reflected)    11.0%        (10%)      11.1%        13.3%       19.5%      (3.7)%        2.9%        4.9%      25.6%
Net assets, end of period   $34,356     $33,021     $37,941      $35,549     $32,236     $28,368     $31,567     $28,896    $23,931
Ratio of operating expense
to net assets**               1.12%       1.18%       1.15%        1.21%       1.28%       1.30%       1.11%       1.04%      1.18%
Ratio of net investment
income to average
net assets**                   .89%        .49%        .79%        1.04%       1.12%       1.04%        .96%       1.25%      1.74%
Portfolio turnover            51.4%       32.4%       53.9%        51.2%      48.72%      33.00%      18.36%      13.10%     21.50%
Number of shares
outstanding
at end of period***       1,084,263   1,156,952   1,111,377    1,038,561     965,769     984,847   1,026,460     945,006    776,974


                                    Year        Year        Year        Year        Year       First
                                     End         End         End         End         End       Seven
                                   12/31       12/31       12/31       12/31        4/30      Months
                                    1990        1989        1988        1987        1987     4/30/83
                                                                                    ****        ****
NET ASSET VALUE AT
BEGINNING
OF PERIOD                         $27.57      $22.55      $18.85      $22.43      $19.68      $12.50
                                  ------      ------      ------      ------      ------      ------

Investment Income                   $.70        $.73        $.67        $.40        $.38        $.38

Expenses                             .27         .26         .25         .16         .16         .20
                                  ------      ------      ------      ------      ------      ------
Net Investment Income                .43         .47         .42         .24         .22         .18
Net realized & Unrealized
gain (Loss) on investment          (2.53)       5.41        4.09       (3.21)       3.45        3.08
                                  ------      ------      ------      ------      ------      ------
Total from Investment
operations                         (2.10)       5.88        4.51       (2.97)       3.67        3.26
Dividends from net
investment income                   (.43)       (.47)       (.42)       (.24)       (.22)       (.18)
Distributions from net
realized gain                       (.42)       (.39)       (.39)       (.38)       (.70)       (.19)
                                  ------      ------      ------      ------      ------      ------
Total Distributions                 (.85)       (.86)       (.81)       (.62)       (.92)       (.37)
Net change in net asset
value                              (2.95)       5.03        3.71       (3.59)       2.75        2.89
Net asset value as of end
of the period                      24.62       27.57       22.55       18.85       22.43       15.39
                                  ------      ------      ------      ------      ------      ------
Total return
(Sales load not reflected)        (7.6)%       26.0%       23.9%      (2.6)%       22.2%       10.4%
Net assets, end of period        $16,433     $11,893      $6,162      $4,133      $3,404        $163
Ratio of operating expense
to net assets**                    1.27%       1.25%       1.24%        .80%       1.17%       1.08%
Ratio of net investment
income to average
net assets**                       2.08%       2.20%       2.18%       1.23%       1.68%       1.69%
Portfolio turnover                24.70%      14.60%      25.88%       8.57%       8.79%      74.50%
Number of shares
outstanding
at end of period***              646,664     419,212     264,414     212,704     151,848      10,592


*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990
**   Annualized and includes state taxes
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982
**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request. Deleted to make space.

                                                                  JUNE 30, 1999

                           NEW ALTERNATIVES FUND, INC.
                            STATEMENT OF INVESTMENTS

COMMON STOCKS:    73%

                                              SHARES            MARKET VALUE
                                              ------            ------------

ALTERNATE ENERGY:            14.63%
*AstroPower                                   35000           $   612,500.00
*Ballard Power Systems                        10000               320,000.00
*Bonneville Pacific Corp                      32325               250,518.75
*Calpine                                      20000             1,080,000.00
*Energy Conversion Devices                     1000                 9,937.50
*Energy Research Corp                         25000               356,250.00
*Evercell                                      8333                92,183.81
Idaho Power                                   15000               472,500.00
*Mechanical Technology                        15000               405,000.00
*Real Goods Trading                            1000                 3,687.50
Trigen                                        75000             1,425,000.00
                                                              --------------
                                                              $ 5,027,577.56
CLEAN AIR:                   2.46%
*Thermo Instruments                           50000           $   843,750.00
                                                              --------------
                                                              $   843,750.00
CLEAN WATER:              3.02%
American Water Works                           5000           $   153,750.00
Ameron Intl.                                  20000               882,500.00
                                                              --------------
                                                              $ 1,036,250.00
CONSERVATION:              7.22%
Minerals Technology                           25000           $ 1,395,312.50
T J International                             35000             1,085,000.00
                                                              --------------
                                                              $ 2,480,312.50
ENVIRONMENTAL (GENERAL):     2.36%
*Casella Waste Systems                        10000           $   260,000.00
*Flow International                           50000               540,625.00
*Kafus Environmental                           1000                 9,625.00
                                                              --------------
                                                              $   810,250.00
EFFICIENT ELECTRIC DEVICES: 8.16%
Baldor Electric                               30000           $   596,250.00
*SLI Inc.                                     50000             1,350,000.00
York International                            20000               856,250.00
                                                              --------------
                                                              $ 2,802,500.00
NATURAL FOODS:             13.69%
*Hain Food Group, Inc.                        10000           $   206,250.00
*Horizon Organic                              25000               365,625.00
*United Natural Foods                         50000             1,237,500.00
*Whole Foods Markets                          35000             1,682,187.50
*Wild Oats Markets                            40000             1,213,750.00
                                                              --------------
                                                              $ 4,705,312.50

                                                                  JUNE 30, 1999

                           NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF INVESTMENTS (CONTINUED)

                                              SHARES            MARKET VALUE
                                              ------            ------------

RECYCLING:                   9.26%
Caraustar Industries                          40000           $   987,500.00
Commercial Metals                             40000             1,140,000.00
Imco Recycling                                30000               513,750.00
Republic Group                                30000               540,000.00
                                                              --------------
                                                              $ 3,181,250.00
NATURAL GAS
TRANSMISSION & DISTRIBUTION:  3.85%
Keyspan Energy Corp.                          40000           $ 1,055,000.00
KN Energy                                     20000               267,500.00
                                                              --------------
                                                              $ 1,322,500.00
RAILROADS:                   8.19%
Burlington Northern Santa Fe                  30000           $   930,000.00
CSX Corp                                      15000               679,687.50
Norfolk Southern                              40000             1,205,000.00
                                                              --------------
                                                              $ 2,814,687.50

Total Common Stock (cost $20,193,291.91)                      $25,026,615.06
                                                              --------------

Market Deposits and Treasury Bills:

SOCIALLY CONCERNED BANKS
Alternatives Federal Credit Union                             $   100,000.00
Community Capital Bank                                            100,000.00
South Shore Bank                                                  100,000.00
Vermont National Bank                                             100,000.00

U.S. Treasury Bills (cost $9,144,149.07)                        9,171,680.72
                                                              --------------
                                                              $ 9,571,680.72

Total Common Stock (72.84%)                                   $25,026,615.06
Bank money market and Treasury Bills(27.86%)                    9,571,680.72
Cash and **Receivables, less liabilities (-.70)%                 (241,603.38)
                                                              --------------
NET ASSETS (100%)                                              34,356,692.40

*Securities for which no cash dividends were paid during the fiscal year.

                                                                  JUNE 30, 1999

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                     ASSETS

Investment Securities at market value
(Cost:$20,125,129.41) (Notes 2A and 5)......................   $  25,026,615.06
Bank money market deposits..................................         400,000.00
U.S.Treasury Bills at market................................       9,171,680.72
Cash........................................................         194,129.65
Receivables:  Dividends.....................................          10,018.96
Interest....................................................           1,199.72
Securities Sold.............................................               0.00
Subscriptions receivable....................................           4,761.90
                                                               ----------------
Total Assets ...............................................   $  34,808,406.01

                                   LIABILITIES

Payables: Accrued Operating Expenses
Accounting .................................................   $         390.00
Custodian................................ ..................           4,295.86
Directors Fees .............................................           2,808.19
State Taxes ................................................             283.52
Advisory fee ...............................................          22,022.91
Regulatory fees ............................................           6,159.43
Printing ...................................................           4,499.30
Bond and Insurance..........................................           1,595.86
Transfer Agent-First Data Investor Services.................           8,638.09
Fund Pricing-First Data Investor Services...................           3,334.76
Other.......................................................           6,030.79
                                                               ----------------
                                                                      60,058.71

Securities Purchased........................................   $     388,725.00
Redemptions Payable.........................................   $       3,000.00
Dividend distribution payable...............................             (70.10)
                                                               ----------------

Total Liabilities ..........................................   $     451,713.61
                                                               ================
                                                               $  34,356,692.40

Net Assets at market, applicable to 1,084,263.415 outstanding shares. There are eight million common shares authorized. There is only one class of common stock. (note 3)

                             STATEMENT OF OPERATIONS
                       FOR THE PERIOD ENDING JUNE 30, 1999

                      INVESTMENT INCOME AND EXPENSE INCOME:

Dividends.................................................       $   133,816.77
Interest..................................................           212,331.65
                                                                 --------------
Total Income..............................................       $   346,148.42

EXPENSES:

Management Fee (note 4)...................................       $   129,176.44
Custodian Fees
United Missouri Bank......................................             9,955.00
State Taxes...............................................               363.44
Accounting................................................             2,353.00
Directors.................................................             1,324.92
Filing Fees...............................................             5,538.60
Postage and Printing......................................             2,905.05
Bond and Insurance........................................             5,178.47
Transfer Agent-First Data.................................            21,720.00
Fund Pricing-First Data...................................            15,611.25
Other.....................................................             6,183.50
                                                                 --------------
Total Expenses............................................       $   200,309.67

NET INVESTMENT INCOME.....................................       $   145,838.75

                 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTE 2B & 5)

Proceeds from sales.......................................       $17,388,961.13
Cost of Securities Sold...................................        16,604,428.92
                                                                 --------------
Net Realized Gain.........................................       $   784,532.21

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

Beginning of period.......................................       $ 2,355,015.49
End of period.............................................         4,833,323.15
                                                                 --------------
Total Unrealized appreciation (depreciation) for the
 period...................................................       $ 2,478,307.66

Net Realized and Unrealized gain (loss) on investments....       $ 3,262.839.87
                                                                 --------------
Net Increase (decrease) in net assets resulting from
 operations...............................................       $ 3,408,678.62
                                                                 --------------

                                                                  JUNE 30, 1999

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                         Six Mo's End                Year End
                                                                         06/30/99                    12/31/98

FROM INVESTMENT ACTIVITIES:

Net Investment Income                                                  $   145,838.75             $   176,427.34
Net Realized gain from security transactions                               784,532.21                 188,003.97
Unrealized appreciation (depreciation) of investments                    2,478,307.66              (4,217,251.59)
                                                                       --------------             --------------

Increase (decrease) in net assets derived from
investment activities                                                  $ 3,408,678.62             $(3,852,820.28)
                                                                       --------------             --------------


DISTRIBUTIONS TO SHAREHOLDERS:

From net Investment income dividends to shareholders                         --                   $  (176,501.42)

Distributions to shareholders                                                --                   $  (188,130.28)


FROM CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) from Capital Transactions (note 3)             $(2,073,705.31)            $  (702,052.38)


INCREASE (DECREASE) IN NET ASSETS:                                     $ 1,334,973.31             $(4,919,504.36)


NET ASSETS AT:

Beginning of the Period                                                $33,021,719.09             $37,941,223.50

End of the Period                                                      $34,356,692.40             $33,021,719.09

                      NOTES TO FINANCIAL STATEMENT FOR THE
                           PERIOD ENDING JUNE 30, 1999

1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:
A. SECURITY VALUATION - Listed investments are stated at the last sale price at the closing of the New York Stock Exchange, the American Stock Exchange and the NASD National Market System on June 30, 1999 and at the mean between the bid and asked price on the over the counter market.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis.
C. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex- dividend date. Expenses are accrued on a daily basis.
D. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the Fund on June 30, 1999 for federal tax purposes is $20,193,291.91.

3) CAPITAL STOCK - There are eight million shares of capital stock authorized. On June 30, 1999 there were 1,084,263.415 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $28,593,160.21. Transactions in capital stock were as follows:

                                         Six Mo's End 06/30/99                     Year End 12/31/98
                                         ---------------------                     -----------------
                                     Shares            Dollar Amount          Shares             Dollar Amount
Capital stock sold                  21,181.843         $    607,316.72      78,407.173           $ 2,481,638.78
Capital stock issued
reinvestment of dividends               --                     --           11,477.383           $   327,935.59
Redemptions                        (98,873.915)        $(22,681,022.03)   (115,835.579)          $(3,511,626.75)
                                   -----------         ---------------    ------------           --------------
Net Increase (Decrease)            (72,690.072)        $ (2,073,705.31)    (25,951.023)          $  (702,052.38)

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the period ended June 30, 1999 was 1.12%. The Fund pays no remuneration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5) PURCHASES AND SALES OF SECURITIES - During the six months ended June 30, 1999 the aggregate cost of securities purchased totaled $11,516,067.68. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the period ended June 30, 1999 was $17,388,961.13.